NATIXIS FUNDS

Supplement dated January 18, 2019 to the Natixis Funds Prospectuses dated April 1, 2018 and May 1,

2018, as may be revised or supplemented from time to time for the following funds:

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective immediately Dennis Alff and Chad Fargason no longer serve as co-managers of the Vaughan Nelson Select Fund. Chris Wallis and Scott Weber will remain as co-managers of the Vaughan Nelson Select Fund.

Accordingly, effective immediately, all references to Messrs. Alff and Fargason and corresponding disclosure related to Messrs. Alff and Fargason as co-managers of the Vaughan Nelson Select Fund in the Fund’s Prospectus are hereby deleted.

Effective immediately Stephen Davis has joined the portfolio management team of the Vaughan Nelson Small Cap Value Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for the Vaughan Nelson Small Cap Value Fund is revised to include the following:

Stephen Davis, CFA®, Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2019.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Vaughan Nelson Small Cap Value Fund’s Prospectus is revised to include the following under “Vaughan Nelson”:

Stephen Davis, CFA® — Stephen Davis has co-managed the Vaughan Nelson Small Cap Value Fund since 2019. Mr. Davis, a Portfolio Manager of Vaughan Nelson, joined the firm in 2010. Mr. Davis received a B.A. from Rice University. Mr. Davis holds the designation of Chartered Financial Analyst and has over 14 years of investment management and research experience.

Effective immediately Scott Weber, Dennis Alff and Chad Fargason no longer serve as co-managers of the Vaughan Nelson Small Cap Value Fund. Chris Wallis will remain as a co-manager of the Vaughan Nelson Small Cap Value Fund.

Accordingly, effective immediately, all references to Messrs. Weber, Alff and Fargason and corresponding disclosure related to Messrs. Weber, Alff and Fargason as co-managers of the Vaughan Nelson Small Cap Value Fund in the Fund’s Prospectus are hereby deleted.

Effective immediately Scott Weber no longer serves as a co-manager of the Vaughan Nelson Value Opportunity Fund. Dennis Alff, Chad Fargason and Chris Wallis will remain as co-managers of the Vaughan Nelson Value Opportunity Fund.

Accordingly, effective immediately, all references to Mr. Weber and corresponding disclosure related to Mr. Weber as a co-manager of the Vaughan Nelson Value Opportunity Fund in the Fund’s Prospectus are hereby deleted.

NATIXIS FUNDS

Supplement dated January 18, 2019 to the Natixis Funds Statements of Additional Information dated

April 1, 2018 and May 1, 2018, as may be revised or supplemented from time to time for the following funds:

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective immediately Dennis Alff and Chad Fargason no longer serve as co-managers of the Vaughan Nelson Select Fund. Chris Wallis and Scott Weber will remain as co-managers of the Vaughan Nelson Select Fund.

Accordingly, effective immediately, all references to Messrs. Alff and Fargason and corresponding disclosure related to Messrs. Alff and Fargason as co-managers of the Vaughan Nelson Select Fund in the Fund’s Statement of Additional Information are hereby deleted.

Effective immediately Stephen Davis has joined the portfolio management team of the Vaughan Nelson Small Cap Value Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Stephen Davis as of January 1, 2019:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Stephen Davis (Vaughan Nelson)	1	$408.9 million	0	0	1	$42.6 million	0	0	125	$2.4 billion	1	$277.2 million

Portfolio Managers’ Ownership of Fund Shares

As of January 1, 2019, Mr. Davis did not own any shares of the Vaughan Nelson Small Cap Value Fund.

Effective immediately Scott Weber, Dennis Alff and Chad Fargason no longer serve as co-managers of the Vaughan Nelson Small Cap Value Fund. Chris Wallis will remain as a co-manager of the Vaughan Nelson Small Cap Value Fund.

Accordingly, effective immediately, all references to Messrs. Weber, Alff and Fargason and corresponding disclosure related to Messrs. Weber, Alff and Fargason as co-managers of the Vaughan Nelson Small Cap Value Fund in the Fund’s Statement of Additional Information are hereby deleted.

Effective immediately Scott Weber no longer serves as a co-manager of the Vaughan Nelson Value Opportunity Fund. Dennis Alff, Chad Fargason and Chris Wallis will remain as co-managers of the Vaughan Nelson Value Opportunity Fund.

Accordingly, effective immediately, all references to Mr. Weber and corresponding disclosure related to Mr. Weber as a co-manager of the Vaughan Nelson Value Opportunity Fund in the Fund’s Statement of Additional Information are hereby deleted.